Scheduled Maturities Of Time Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Maturities of Time Deposits [Abstract]
Scheduled Maturities Of Time Deposits	Scheduled maturities of time deposits outstanding at December 31, 2013 are summarized as follows (in thousands):

2014	$607,729
2015	207,203
2016	114,163
2017	64,390
2018	84,066
Over five years	55
$1,077,606

Scheduled Maturities Of Time Deposits Of $100,000 Or More
Scheduled maturities of time deposits of $100,000 or more outstanding, are summarized as follows (in thousands):

	2013	2012

Within one year	$207,647	$166,285
Over one through two years	71,440	58,320
Over two through three years	47,789	28,490
Over three through four years	26,745	39,004
Over four through five years	39,843	9,704
Over five years	—	—
	$393,464	$301,803